Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Changes in the Allowance for Credit Losses	The following table presents the changes in the allowance for credit losses for the years ended December 31, 2023 and 2022:
	December 31,
	2023	2022

Balance at the beginning of the year	$1,130	$1,337
Current period provision	762	428
Write offs	(330)	(635)
Recoveries collected	(61)	-

Balance at year end	$1,501	$1,130

Schedule of Property Plant and Equipment Useful Life	Property and equipment are stated at cost, net of accumulated depreciation using the straight-line method over the estimated useful lives of the assets, at the following annual rates:
%

Computers and peripheral equipment	20 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of Estimated Useful Life on a Straight-Line Basis	The average annual rates for other intangible assets are as follows:
%

Technology	13 - 33
Customer relationships	7 – 17
Patents	10

Schedule of Fair Value of Each Option Granted	The fair value of each option granted in 2023, 2022 and 2021 using the Binomial model, was estimated on the date of grant with the following assumptions:
	Year ended December 31,
	2023	2022	2021

Contractual life	6 years	6 years	6 years
Expected exercise factor	2-2.8	2-2.8	2-2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	37.25%-39.28%	35.5%-36.4%	36.3%-36.9%
Risk-free interest rate	3.32%-4.2%	3.0%-4.3%	0.5%-1.3%

Schedule of Assets Measured at Fair Value	The following table presents assets measured at fair value on a recurring basis as of December 31, 2023 and 2022:
	December 31,
	2023	2022
	Fair value measurement using input Level 2
Other receivables and prepaid expenses:
Derivative instruments	$-	$109